Unaudited consolidated statements of cash flows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net (loss)/income	$ 304,101	$ (1,228,724)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	4,902,831	4,337,331
Amortization of deferred finance charges	29,470
Changes in operating assets and liabilities:
Trade and other receivables	(2,172,381)	(803,931)
Other current assets	(581,331)	173,930
Inventories	(4,676,485)	457,906
Advances and prepayments	(393,340)	(43,949)
Trade accounts payable	4,288,624	(99,682)
Balances with related parties	(745,505)
Accrued liabilities	606,679	55,250
Deferred income	(291,822)	459,188
Net cash provided by operating activities	1,270,841	3,307,319
Cash flows from investing activities:
Acquisition and improvement of vessels	(79,022,533)	(142,600)
Net cash used in investing activities	(79,022,533)	(142,600)
Cash flows from financing activities:
Net transfers to former Parent Company	0	(6,333,468)
Proceeds from underwritten offerings	167,572,515
Stock issuance costs	(10,767,944)
Dividends paid on preferred shares	(870,492)
Loan repayments	(2,402,000)
Net cash (used in)/provided by financing activities	153,532,079	(6,333,468)
Net (decrease)/increase in cash, cash equivalents and restricted cash	75,780,387	(3,168,749)
Cash, cash equivalents and restricted cash at the beginning of the year	6,341,059	7,616,555
Cash, cash equivalents and restricted cash at the end of the period	82,121,446	4,447,806
Supplemental cash flow information:
Interest paid	305,349
Non cash investing activity – Vessel improvements included in liabilities	51,580
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	79,135,753	3,282,775
Restricted cash—Current assets	485,693	1,165,031
Restricted cash—Non current assets	2,500,000	0
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 82,121,446	$ 4,447,806